DEBT (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31, 2016	March 31, 2016
Subordinated notes payable	$2,900,000	$3,200,000
Notes payable and promissory notes	2,105,221	2,008,159
India line of credit	1,214,761	0
India office building mortgage	1,950,489	2,067,588
Total	8,170,471	7,275,747
Less: debt discount	(669,874)	(1,212,580)
	7,500,597	6,063,167
Less: current portion	(5,616,994)	(895,609)
Long term debt	$1,883,603	$5,167,558

As of March 31, 2016 and 2015, long term debt consisted of the following:

	2016	2015
Subordinated notes payable	$3,200,000	$4,800,000
Notes payable and promissory notes	2,008,159	0
India office building mortgage	2,067,588	2,129,813
Total	7,275,747	6,929,813
Less: debt discount	(1,212,580)	(518,186)
	6,063,167	6,411,627
Less: current portion	(895,609)	(332,308)
Long term debt	$5,167,558	$6,079,319

Schedule of Warrants
Warrants, valued at the time of issuance using a Black Scholes valuation model, have been issued in connection with the senior promissory notes as follows:

Period of Issue (Fiscal Period)	Number of Warrants	Aggregate Fair Value at the Time of Issuance
Q1 2015	75,000	$60,000
Q2 2015	175,000	140,000
Q3 2015	125,000	82,246
Total – 2015	375,000	$282,246

Schedule of Maturities of Long-term Debt
Future principal payments due under the Company’s debt, excluding debt discounts of $(1,212,580), for the fiscal years ending March 31:

	2017	2018	2019	2020	2021	Thereafter	Total
Notes payable and promissory notes	$605,874	$1,402,285	$0	$0	$0	$0	$2,008,159
Subordinated notes payable	0	3,200,000	0	0	0	0	3,200,000
Bank of India	289,735	289,735	289,735	289,735	289,735	618,913	2,067,588
	$895,609	$4,892,020	$289,735	$289,735	$289,735	$618,913	$7,275,747